May 01, 2025
Morningstar Conservative ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with current income and preservation of capital.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Conservative ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.21%	0.21%
Acquired Fund Fees and Expenses		0.06%	0.06%
Total Annual Fund Operating Expenses	[1]	0.72%	0.97%
Fee Waiver/Expense Reimbursement	[2]	(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.59%	0.84%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs (as defined below).
[2]	ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management LLC (the “Sub-Adviser”) have contractually agreed to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2026. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Sub-Adviser and the Adviser permit the Sub-Adviser or the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Conservative ETF Asset Allocation Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	60	217	388	882
Class II	86	296	523	1,177

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 27% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 65-95% of such allocation in Fixed-Income Underlying ETFs and 5-35% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 14% Morningstar US Market Extended TR Index / 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Conservative ETF Asset Allocation Portfolio – Class I

Best Quarter:	12/31/2023	6.63%
Worst Quarter:	06/30/2022	-6.68%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Morningstar Conservative ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		5.52%	2.01%	2.76%
Class II		5.29%	1.75%	2.50%
Bloomberg US Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
14% Morningstar US Market extended TR Index / 6% Morningstar Global Markets ex-US NR Index USD/ 58% Bloomberg U.S. Universal TR USD/ 12% FTSE WGBI NonUSD USD/ 10% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	4.51%	2.00%	3.19%
20% S&P 500 Index/73% Bloomberg U.S. Aggregate Bond Index /7% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	5.99%	2.91%	3.81%
[1]	Broad-based securities market index.
[2]	Additional index.

Morningstar Conservative ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Conservative ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Conservative ETF Asset Allocation Portfolio | Asset Concentration Risk [Member]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Conservative ETF Asset Allocation Portfolio | Conflicts of Interest Risk [Member]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Conservative ETF Asset Allocation Portfolio | ETF Risks [Member]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Conservative ETF Asset Allocation Portfolio | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Conservative ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks [Member]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, and (xi) Sovereign Debt Risk.

Morningstar Conservative ETF Asset Allocation Portfolio | Fund-of-Funds Risks [Member]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Conservative ETF Asset Allocation Portfolio | Management Risk [Member]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Conservative ETF Asset Allocation Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Conservative ETF Asset Allocation Portfolio | Market Timing Risk [Member]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Conservative ETF Asset Allocation Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Morningstar Conservative ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks [Member]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Conservative ETF Asset Allocation Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Morningstar Conservative ETF Asset Allocation Portfolio | U.S. Government Securities Risk

U.S. Government Securities Risk. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance, including U.S. Government Securities risk. U.S. Government debt securities are generally considered low risk. Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. Investments in Underlying ETFs that invest in U.S. Government Securities are subject to the risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

Morningstar Income and Growth ETF Asset Allocation Portfolio
Morningstar Income and Growth ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with current income and capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Income and Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.15%	0.15%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses	[1]	0.67%	0.92%
Fee Waiver/Expense Reimbursement	[2]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.60%	0.85%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.
[2]	ALPS Advisors, Inc. (the “Adviser”) and Morningstar Investment Management LLC (the “Sub-Adviser”) have contractually agreed to reimburse, equally 50% each, Portfolio expenses and/or waive a portion of the investment advisory, sub-advisory, and other fees that the Adviser and/or Sub-Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.53% of the Class I or Class II shares average daily net assets through April 29, 2026. The Adviser and Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses each has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Sub-Adviser and the Adviser permit the Sub-Adviser or the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Income and Growth ETF Asset Allocation Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	61	207	366	827
Class II	87	286	502	1,124

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 71% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may from time to time invest approximately 45-75% of such allocation in Fixed-Income Underlying ETFs and 25-55% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 28% Morningstar US Market Extended TR Index / 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Income & Growth ETF Asset Allocation Portfolio – Class I

Best Quarter:	06/30/2020	9.30%
Worst Quarter:	03/31/2020	-9.90%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Morningstar Income and Growth ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		8.20%	4.08%	4.38%
Class II		7.97%	3.81%	4.13%
Bloomberg US 1000 Index	[1]	24.23%	14.16%	12.82%
Bloomberg US Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
28% Morningstar US Market Extended TR Index / 12% Morningstar Global Markets ex-US NR Index USD/ 46% Bloomberg U.S. Universal TR USD/ 9% FTSE WGBI NonUSD USD/ 5% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	7.69%	4.23%	5.05%
40% S&P 500 Index/55% Bloomberg U.S. Aggregate Bond Index/5% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	10.51%	5.85%	6.19%
[1]	Broad-based securities market index.
[2]	Additional index.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Income and Growth ETF Asset Allocation Portfolio | Asset Concentration Risk [Member]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk [Member]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Income and Growth ETF Asset Allocation Portfolio | ETF Risks [Member]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks [Member]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks [Member]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Management Risk [Member]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Market Timing Risk [Member]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks [Member]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Income and Growth ETF Asset Allocation Portfolio | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Balanced ETF Asset Allocation Portfolio
Morningstar Balanced ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with capital appreciation and some current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Balanced ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.08%	0.08%
Acquired Fund Fees and Expenses		0.08%	0.08%
Total Annual Fund Operating Expenses	[1]	0.61%	0.86%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Balanced ETF Asset Allocation Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	62	195	340	762
Class II	88	274	477	1,060

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 51% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 25-55% of such allocation in Fixed-Income Underlying ETFs and 45-75% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 42% Morningstar US Market Extended TR Index / 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg U.S. Universal TR USD/ 6% FTSE WGBI NonUSD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Balanced ETF Asset Allocation – Class I

Best Quarter:	06/30/2020	12.79%
Worst Quarter:	03/31/2020	-15.14%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Morningstar Balanced ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		10.50%	5.82%	5.82%
Class II		10.17%	5.53%	5.54%
Bloomberg US 1000 Index	[1]	24.23%	14.16%	12.82%
Bloomberg US Aggregate Bond Index One	[1]	1.25%	(0.33%)	1.35%
42% Morningstar US Market Extended TR Index / 18% Morningstar Global Markets ex-US NR Index USD/ 32% Bloomberg U.S. Universal TR USD/ 6% FTSE WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	11.01%	6.48%	6.87%
60% S&P 500 Index/38% Bloomberg U.S. Aggregate Bond Index/2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	15.13%	8.74%	8.53%
[1]	Broad-based securities market index.
[2]	Additional index.

Morningstar Balanced ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Balanced ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Balanced ETF Asset Allocation Portfolio | Asset Concentration Risk [Member]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Balanced ETF Asset Allocation Portfolio | Conflicts of Interest Risk [Member]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Balanced ETF Asset Allocation Portfolio | ETF Risks [Member]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Balanced ETF Asset Allocation Portfolio | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Balanced ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks [Member]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Balanced ETF Asset Allocation Portfolio | Fund-of-Funds Risks [Member]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Balanced ETF Asset Allocation Portfolio | Management Risk [Member]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Balanced ETF Asset Allocation Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Balanced ETF Asset Allocation Portfolio | Market Timing Risk [Member]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Balanced ETF Asset Allocation Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Morningstar Balanced ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks [Member]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Balanced ETF Asset Allocation Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Morningstar Balanced ETF Asset Allocation Portfolio | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Growth ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.07%	0.07%
Acquired Fund Fees and Expenses		0.10%	0.10%
Total Annual Fund Operating Expenses	[1]	0.62%	0.87%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Growth ETF Asset Allocation Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	63	198	346	774
Class II	89	277	482	1,072

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 27% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 5-35% of such allocation in Fixed-Income Underlying ETFs and 65-95% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 56% Morningstar US Market Extended TR Index / 24% Morningstar Global Markets ex-US NR Index USD/ 15% Bloomberg U.S. Universal TR USD/ 3% FTSE WGBI NonUSD USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Growth ETF Asset Allocation Portfolio – Class I

Best Quarter:	06/30/2020	15.68%
Worst Quarter:	03/31/2020	-19.69%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Morningstar Growth ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		12.88%	7.59%	7.27%
Class II		12.67%	7.32%	7.00%
Bloomberg US 1000 Index	[1]	24.23%	14.16%	12.82%
56% Morningstar US Market Extended TR Index / 24% Morningstar Global Markets ex-US NR Index USD / 15% Bloomberg U.S. Universal TR USD/ 3% FTSE WGBI NonUSD USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	14.52%	8.77%	8.65%
80% S&P 500 Index/20% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	19.95%	11.61%	10.83%
[1]	Broad-based securities market index.
[2]	Additional index.

Morningstar Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
Any investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Growth ETF Asset Allocation Portfolio | Asset Concentration Risk [Member]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk [Member]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Growth ETF Asset Allocation Portfolio | ETF Risks [Member]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Growth ETF Asset Allocation Portfolio | Fixed Income Securities Risk [Member]

Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond’s expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond’s yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield.

The Fund’s investments in fixed-income securities may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities held by the Fund are likely to decrease.

Morningstar Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks [Member]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks [Member]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Growth ETF Asset Allocation Portfolio | Management Risk [Member]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Growth ETF Asset Allocation Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Growth ETF Asset Allocation Portfolio | Market Timing Risk [Member]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Growth ETF Asset Allocation Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Morningstar Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks [Member]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Growth ETF Asset Allocation Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Morningstar Growth ETF Asset Allocation Portfolio | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
Investment Objective
The Portfolio seeks to provide investors with capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Morningstar Aggressive Growth ETF Asset Allocation Portfolio		Class I	Class II
Management Fee		0.45%	0.45%
Distribution and/or Service (12b-1) Fees		none	0.25%
Total Other Expenses		0.08%	0.08%
Acquired Fund Fees and Expenses		0.11%	0.11%
Total Annual Fund Operating Expenses	[1]	0.64%	0.89%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the Underlying ETFs.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s and Sub-Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Morningstar Aggressive Growth ETF Asset Allocation Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	65	205	357	798
Class II	91	284	493	1,095

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 35% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in this Prospectus.

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 5% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments (“Fixed-Income Underlying ETFs”) and approximately 95% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures (“Non-Fixed Income Underlying ETFs”). However, under normal market conditions, the Portfolio may, from time to time, invest approximately 0-20% of such allocation in Fixed-Income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year, five years and ten years compared with those of a widely recognized, unmanaged index of securities, as appropriate. The 67% Morningstar US Market Extended TR Index / 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg U.S. Universal TR USD/ 2% ICE Bank of America Merrill Lynch (“BofAML”) Treasury 3 Month TR Index is the Portfolio’s primary benchmark.

Class II shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class II shares. Accordingly, performance would have been lower if Class II expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

Morningstar Aggressive Growth ETF Asset Allocation – Class I

Best Quarter:	06/30/2020	17.92%
Worst Quarter:	03/31/2020	-23.64%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - Morningstar Aggressive Growth ETF Asset Allocation Portfolio		1 Year	5 Years	10 Years
Class I		14.85%	8.91%	8.31%
Class II		14.58%	8.63%	8.05%
Bloomberg US 1000 Index	[1]	24.23%	14.16%	12.82%
67% Morningstar US Market Extended TR Index / 28% Morningstar Global Markets ex-US NR Index USD/ 3% Bloomberg U.S. Universal TR USD/ 2% ICE BofAML Treasury 3 Month TR Index (reflects no deduction for fees, expenses or taxes)	[2]	17.36%	10.55%	10.02%
95% S&P 500 Index/5% Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[2]	23.74%	13.80%	12.54%
[1]	Broad-based securities market index.
[2]	Additional index.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Asset Concentration Risk [Member]

Asset Concentration Risk. To the extent that the Portfolio holds positions in Underlying ETFs that invest in a particular sector or asset class, the Portfolio is subject to an increased risk that its investments in that particular sector may decline because of changing expectations for the performance of that sector.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Conflicts of Interest Risk [Member]

Conflicts of Interest Risk. The Portfolio is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, although the Sub-Adviser does not currently anticipate holding shares of such funds, the Trust’s distributor currently provides distribution services to several ETFs which could be purchased as an Underlying ETF. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the distribution fees attributable to the assets of the Portfolio invested in such ETFs. Similarly, the Sub-adviser is a wholly owned subsidiary of Morningstar, Inc. (“Morningstar”), who along with its affiliates, are engaged in the business of providing ratings and analysis on financial products, such as the Portfolio. A potential conflict exists since Morningstar could be providing ratings and analysis on financial products that are sub-advised by the Sub-Adviser. The Sub-Adviser and Morningstar have adopted procedures that address this situation.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | ETF Risks [Member]

ETF Risks. Underlying ETFs are subject to the following risks: (i) the market price of an Underlying ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an Underlying ETF; (iii) the Underlying ETF may employ an investment strategy that utilizes high leverage ratios; (iv) trading of an Underlying ETF’s shares may be halted, delisted, or suspended on the listing exchange; and (v) the Underlying ETF may fail to achieve close correlation with the index that it tracks.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Fixed-Income Underlying ETF Risks [Member]

Fixed-Income Underlying ETF Risks. A Fixed-Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Credit Risk, (ii) Change in Rating Risk, (iii) Corporate Debt Risk, (iv) Duration Risk, (v) Emerging Markets Risk, (vi) High-Yield Risk, (vii) Interest Rate Risk, (viii) Mortgage-Backed Securities Risk, (ix) Municipal Securities Risk, (x) Senior Loan Risk, (xi) Sovereign Debt Risk, and (xii) U.S. Government Securities Risk.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Fund-of-Funds Risks [Member]

Fund-of-Funds Risks. The Portfolio is a “Fund-of-Funds” that invests in Underlying ETFs, and the Portfolio’s shareholders will indirectly bear its proportionate share of any fees and expenses of the Underlying ETF in addition to the Portfolio’s own fees and expenses. As a result, your cost of investing will be higher than the cost of investing directly in the Underlying ETFs and may be higher than mutual funds that invest directly in stocks and bonds.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Management Risk [Member]

Management Risk. Any errors in the Sub-Adviser’s judgment in setting the Portfolio’s asset allocation ranges may result in significant losses in the Portfolio’s investment in such security, which can also result in possible losses overall for the Portfolio.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Market Timing Risk [Member]

Market Timing Risk. The Portfolio may invest in shares of Underlying ETFs which in turn may invest in securities that may be susceptible to market timing or time zone arbitrage. Because the Portfolio is unable to monitor the Underlying ETFs’ policies and procedures with respect to market timing, performance of the Underlying ETFs may be diluted due to market timing and, therefore, may affect the performance of the Portfolio.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940, and the Underlying ETFs in which the Portfolio invests may also be non-diversified. This means that the Portfolio and Underlying ETFs have the ability to take larger positions in a smaller number of issuers than a Portfolio or Underlying ETF that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Non-Fixed Income Underlying ETF Risks [Member]

Non-Fixed Income Underlying ETF Risks. A Non-Fixed Income Underlying ETF’s investments will expose the Portfolio to certain risks that may have an adverse effect on the Portfolio’s performance. These risks include (i) Equity Securities Risk, (ii) Large-Cap Companies Risk, (iii) Small-Cap Companies Risk, (iv) Foreign Securities Risk, (v) Emerging Markets Risk, (vi) Commodity Risk, and (vii) Real Estate Investment Trust (REIT) Risk.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

Morningstar Aggressive Growth ETF Asset Allocation Portfolio | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ALPS/Alerian Energy Infrastructure Portfolio
ALPS | Alerian Energy Infrastructure Portfolio
Investment Objective

The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Midstream Energy Select Index (the “Index”).

Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS/Alerian Energy Infrastructure Portfolio		Class I	Class III
Management Fee		0.70%	0.70%
Distribution and/or Service (12b-1) Fees		none	0.25%
Shareholder Service Fee		0.15%	0.25%
Other Portfolio Expenses		0.11%	0.11%
Total Other Expenses		0.26%	0.36%
Total Annual Fund Operating Expenses	[1]	0.96%	1.31%
Fee Waiver/Expense Reimbursement	[2]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		0.95%	1.30%
[1]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[2]	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to waive the management fee and/or reimburse expenses so that Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements (exclusive of distribution and/or service (12b-1) fees, shareholder service fees, acquired fund fees and expenses brokerage commissions, taxes and extraordinary expenses) do not exceed a maximum of 0.80% of either Class I or Class III shares average daily net assets through April 29, 2026. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses was deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - ALPS/Alerian Energy Infrastructure Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	97	305	530	1,176
Class III	132	414	717	1,576

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 45% of the average value of the Portfolio.

Principal Investment Strategies

The Portfolio employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. Developed by VettaFi LLC (formerly, GKD Index Partners LLC d/b/a Alerian), a leading provider of objective energy infrastructure and master limited partnership (“MLP”) benchmarks, data and analytics (“VettaFi”), the Index is intended to give investors a means of tracking the overall performance of North American energy infrastructure companies.

The Index is a composite of North American energy infrastructure companies engaged in midstream activities involving energy commodities, including gathering and processing, liquefaction, pipeline transportation, rail terminaling, and storage (also known as “midstream energy businesses”). Midstream energy companies include midstream master limited partnerships (MLPs) and midstream corporations based in either the United States or Canada. The Index is a capped, float-adjusted market capitalization weighted index.

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, MLP interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level income taxation. To qualify as an MLP and not be taxed as a corporation for income tax purposes, a partnership must, for any taxable year, receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code (as defined below).

The Portfolio will normally invest at least 90% of its net assets in securities that comprise the Index (or depositary receipts based on such securities) provided that, for the reasons set forth below, the Portfolio will not invest more than 25% of the value of its assets in one or more MLPs. Under normal conditions, the Portfolio generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Portfolio may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

Pursuant to Section 851(b) of the Internal Revenue Code of 1986, as amended (the “Code”), the Portfolio may invest no more than 25% of the value of its total assets in the securities of one or more qualified publicly traded partnerships, which include MLPs.

Unlike direct investments in MLPs, income and losses from the Alerian Portfolio’s investments in MLPs will not directly flow through to the personal tax returns of shareholders. The Alerian Portfolio will report distributions from its investments, including MLPs, made to shareholders annually on Form 1099. Shareholders will not, solely by virtue of their status as Alerian Portfolio shareholders, be treated as engaged in the business conducted by underlying MLPs for federal or state income tax purposes or for purposes of the tax on unrelated business income of tax-exempt organizations.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate.

Class III shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

ALPS | Alerian Energy Infrastructure Portfolio – Class I

Best Quarter:	06/30/2020	36.95%
Worst Quarter:	03/31/2020	-49.55%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - ALPS/Alerian Energy Infrastructure Portfolio		1 Year	5 Years	10 Years
Class I		41.03%	14.55%	5.45%
Class III		40.60%	14.15%	5.07%
Bloomberg US 1000 Index	[1]	24.23%	14.16%	12.82%
Alerian Midstream Energy Select Index (reflects no deduction for fees, expenses or taxes)	[2]	43.13%	16.31%	6.90%
[1]	Broad-based securities market index.
[2]	Additional index.

ALPS/Alerian Energy Infrastructure Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
ALPS/Alerian Energy Infrastructure Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
ALPS/Alerian Energy Infrastructure Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

ALPS/Alerian Energy Infrastructure Portfolio | Risk Nondiversified Status [Member]

Non-Diversification Risk. The Portfolio is non-diversified under the Investment Company Act of 1940. This means that the Portfolio has the ability to take larger positions in a smaller number of issuers than a Portfolio that is classified as “diversified” and the value of the Portfolio’s shares may be volatile and fluctuate more than shares of a diversified fund that invests in a broader range of securities.

ALPS/Alerian Energy Infrastructure Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers (including Canadian issuers) involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

ALPS/Alerian Energy Infrastructure Portfolio | Equity Securities Risk [Member]

Equity Securities Risk. Equity securities in which the Fund invests may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of macro-economic or other factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

ALPS/Alerian Energy Infrastructure Portfolio | Canadian Investment Risk [Member]

Canadian Investment Risk. The Fund may be subject to risks relating to its investment in Canadian securities. The Canadian economy may be significantly affected by the U.S. economy, given that the United States is Canada’s largest trading partner and foreign investor. Any negative changes in commodity markets could have a great impact on the Canadian economy. Because the Fund will invest in securities denominated in foreign currencies and the income received by the Fund will generally be in foreign currency, changes in currency exchange rates may negatively impact the Fund’s return.

ALPS/Alerian Energy Infrastructure Portfolio | Concentration Risk [Member]

Concentration Risk. Under normal circumstances, and to the extent consistent with the Portfolio’s investment objective of seeking investment results that correspond (before fees and expenses) generally to the price and yield performance of the Index, the Portfolio concentrates its investments in the North American Energy Infrastructure industry. A fund that invests primarily in a particular sector could experience greater volatility than funds investing in a broader range of industries.

ALPS/Alerian Energy Infrastructure Portfolio | Industry Specific Risks [Member]

Industry Specific Risks. The Portfolio invests primarily in companies engaged in the energy infrastructure sector. Such companies are subject to risks specific to the industry they serve including, but not limited to, the following:

●	reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;
●	new construction risks and acquisition risk which can limit growth potential;
●	a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;
●	changes in the regulatory environment;
●	extreme weather;
●	rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and
●	threats of attack by terrorists.

ALPS/Alerian Energy Infrastructure Portfolio | Investment Risk [Member]
Investment Risk. An investment in the Portfolio is subject to investment risk including the possible loss of the entire principal amount that you invest.
ALPS/Alerian Energy Infrastructure Portfolio | Issuer Specific Risk [Member]

Issuer Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issues can be more volatile than that of larger issues.

ALPS/Alerian Energy Infrastructure Portfolio | Large-Cap, Mid-Cap and Small-Cap Companies Risk [Member]

Large-Cap, Mid-Cap and Small-Cap Companies Risk. The Portfolio’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Securities of mid-cap and small-cap companies may be more volatile and less liquid than the securities of large-cap companies.

ALPS/Alerian Energy Infrastructure Portfolio | MLP Risk [Member]

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

ALPS/Alerian Energy Infrastructure Portfolio | MLP Tax Risk [Member]

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the entity level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Portfolio were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Portfolio and reduced distributions.

ALPS/Alerian Energy Infrastructure Portfolio | Non-Correlation Risk [Member]

Non-Correlation Risk. The Portfolio’s return may not match the return of the Index for a number of reasons. For example, the Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Portfolio’s securities holdings to reflect changes in the composition of the Index.

The Portfolio may not be fully invested at times, either as a result of cash flows into the Portfolio or reserves of cash held by the Portfolio to meet redemptions and expenses. If the Portfolio utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on the Index, as would be the case if it purchased all of the stocks in the Index with the same weightings as the Index.

ALPS/Alerian Energy Infrastructure Portfolio | PFIC Tax Risk [Member]

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes. In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year. Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. Amounts included in income under a QEF election are qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. To make a QEF election, the Portfolio must obtain certain annual information from the PFICs in which it invests, which may be impossible to obtain.

ALPS/Alerian Energy Infrastructure Portfolio | Replication Management Risk [Member]

Replication Management Risk. Unlike many investment companies, the Portfolio is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

ALPS Global Opportunity Portfolio
ALPS Global Opportunity Portfolio
Investment Objective
The investment objective of the Portfolio is to seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. The table does not reflect expenses incurred from investing through a separate account or qualified plan and does not reflect variable annuity or life insurance contract charges. If it did, the overall fees and expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ALPS Global Opportunity Portfolio		Class I	Class III
Management Fee		0.90%	0.90%
Distribution and/or Service (12b-1) Fees		none	0.25%
Shareholder Service Fee		0.15%	0.25%
Other Portfolio Expenses		0.31%	0.31%
Total Other Expenses		0.46%	0.56%
Acquired Fund Fees and Expenses		0.93%	0.93%
Total Annual Fund Operating Expenses	[1],[2]	2.29%	2.64%
Fee Waiver/Expense Reimbursement	[3]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursements		2.03%	2.38%
[1]	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio’s financial statements (or the financial highlights in its prospectus) because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in the acquired funds.
[2]	Total Annual Fund Operating Expenses have been restated to reflect current fees.
[3]	ALPS Advisors, Inc. (the “Adviser”) has contractually agreed to reimburse Portfolio expenses and/or waive a portion of the investment advisory and other fees that the Adviser is entitled to receive to the extent necessary such that Total Annual Fund Operating Expenses (excluding distribution and/or service (Rule 12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed 0.95% of the Portfolio’s Class I or Class III shares average daily net assets through April 29, 2026. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the letter agreement described above to the extent that the Portfolio’s expenses in later periods fall below the annual rates set forth in the above-described agreement or in previous letter agreements. The Portfolio’s fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Portfolio’s expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Portfolio will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expenses were deferred. This agreement may only be terminated during the period by the Board of Trustees of ALPS Variable Investment Trust.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, you reinvest all dividends and capital gains distributions and that the Portfolio’s operating expenses remain the same. After one year, the Example does not take into consideration the Adviser’s agreement to waive fees and/or reimburse expenses. The Example does not include expenses incurred from investing through a separate account or qualified plan. If the Example included these expenses, the figures shown would be higher.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - ALPS Global Opportunity Portfolio - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class I	206	690	1,201	2,602
Class III	241	796	1,376	2,950

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 31% of the average value of the Portfolio.

Principal Investment Strategies

To achieve its objective, the Portfolio will invest at least 80% of its net assets in securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”). Although the Portfolio does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies. The Fund will typically invest in securities issued by companies domiciled in at least three countries, including the United States. The Fund will invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are domiciled outside the United States.

Domicile is determined by where the company is organized, located, has the majority of its assets, or receives the majority of its revenue.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Adviser looks to allocate the Portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

The Portfolio’s policy to invest, at least 80% of its net assets in Listed Private Equity Companies, under normal market conditions, may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.

Principal Risks of Investing in the Portfolio
Performance

The bar charts and tables on the following pages provide an indication of the risk of investing in the Portfolio by showing changes in the Portfolio’s Class I performance from year to year and by showing how the Portfolio’s average annual returns for one year and since inception compared with those of a widely recognized, unmanaged index of securities, as appropriate. The Morningstar Developed Markets Index is the Portfolio’s primary benchmark.

Class III shares and Class I shares would have similar annual returns because all Classes of shares are invested in the same portfolio of securities, although annual returns will differ to the extent the Classes do not have the same expenses. Currently, the annual expense ratio of the Class I shares is lower than the estimated expense ratio of the Class III shares. Accordingly, performance would have been lower if Class III expenses were reflected. The bar charts and performance tables assume reinvestment of dividends and distributions. Returns do not reflect separate account, insurance contract or qualified plan fees and/or charges. If such fees and charges were taken into account, returns would be lower. The Portfolio’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Best Quarter and Worst Quarter figures apply only to the period covered by the chart. Updated performance information is available on the Portfolio’s website at www.alpsfunds.com or by calling 1-866-432-2926.

ALPS Global Opportunity Portfolio – Class I

Best Quarter:	06/30/2020	20.75%
Worst Quarter:	03/31/2020	-30.58%

Average Annual Total Returns (for the periods ended December 31, 2024)
Average Annual Total Returns - ALPS Global Opportunity Portfolio		1 Year	5 Years	10 Years
Class I		18.28%	8.25%	9.42%
Class III		18.01%	7.91%	9.07%
Morningstar Developed Markets Index	[1]	17.55%	10.49%	9.59%
Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	[2]	17.88%	8.58%	9.54%
[1]	Broad-based securities market index.
[2]	Additional index.

ALPS Global Opportunity Portfolio | Risk Lose Money [Member]
Like all investments in securities, you risk losing money by investing in the Portfolio.
ALPS Global Opportunity Portfolio | Risk Not Insured Depository Institution [Member]
An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
ALPS Global Opportunity Portfolio | Market Risk [Member]

Market Risk. Market risk refers to the risk that the value of securities held by the Portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally affect the securities and derivatives markets. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In a declining stock market, stock prices for all companies (including those in the Portfolio’s portfolio) may decline, regardless of their long-term prospects.

ALPS Global Opportunity Portfolio | Non-U.S. Securities Risk [Member]

Non-U.S. Securities Risk. Investments in securities of non-U.S. issuers involve risks not ordinarily associated with investments in securities and instruments of U.S. issuers. Non-U.S. securities exchanges, brokers and companies may be subject to less government supervision and regulation than exists in the U.S. Dividend and interest income may be subject to withholding and other non-U.S. taxes, which may adversely affect the net return on such investments. There may be difficulty in obtaining or enforcing a court judgment abroad. In addition, it may be difficult to effect repatriation of capital invested in certain countries. When investing in securities issued by non-U.S. issuers, there is also the risk that the value of such an investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

ALPS Global Opportunity Portfolio | PFIC Tax Risk [Member]

PFIC Tax Risk. The Portfolio may own shares in foreign investment entities that constitute “passive foreign investment companies” (“PFICs”) for U.S. tax purposes. In order to avoid U.S. federal income tax and an additional interest charge on any “excess distribution” from PFICs or gain from the disposition of shares of a PFIC, the Portfolio may elect to “mark-to-market” annually its investments in a PFIC, which will result in the Portfolio being taxed as if it had sold and repurchased all the PFIC stock at the end of each year. Alternatively, in order to avoid the “excess distribution” rules, the Portfolio may elect to treat a PFIC as a “qualified electing fund” (a “QEF election”), which would require the Portfolio to include in taxable income its allocable share of the PFIC’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. Amounts included in income under a QEF election are qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies.

ALPS Global Opportunity Portfolio | Currency Risk [Member]

Currency Risk. Fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Portfolio’s investments to decline in terms of U.S. dollars. Additionally, certain of the Portfolio’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency. To the extent the Portfolio invests in securities denominated in, or receives revenues in, non-U.S. currencies it is subject to this risk.

ALPS Global Opportunity Portfolio | Emerging Markets Risk [Member]

Emerging Markets Risk. To the extent that the Portfolio invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ALPS Global Opportunity Portfolio | Management Risk [Member]

Managed Portfolio Risk. Any failure by the Adviser to accurately measure market risk and appropriately react to current and developing market trends may result in significant losses in the Portfolio’s investments, which can also result in possible losses overall for the Portfolio.

ALPS Global Opportunity Portfolio | Private Equity Risk [Member]

Private Equity Risk. There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately–held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. In addition to the risks associated with the Portfolio’s direct investments, the Portfolio is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Portfolio invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk and managed portfolio risk.